Income Taxes (Tables)	12 Months Ended
Oct. 31, 2025
Income Taxes [Abstract]
Summary of Provision for (Recovery of) Income Taxes
The provision for (recovery of) income

taxes is comprised of the following:
Provision for (Recovery of) Income Taxes
(millions of Canadian dollars) For the years ended October 31

2025 2024
Provision for (recovery of) income taxes

– Consolidated Statement of Income

Current income taxes
Provision for (recovery of) income taxes

for the current period
$ 4,281 $ 3,956
Adjustments in respect of prior years and

other
(107) (204)
Total current income taxes 4,174 3,752
Deferred income taxes
Provision for (recovery of) deferred income

taxes related to the origination

and reversal of temporary differences (778) (1,254)
Effect of changes in tax rates (45) (13)
Adjustments in respect of prior years and

other
59 206
Total deferred income taxes (764) (1,061)
Total provision for (recovery of) income taxes – Consolidated Statement of Income
3,410 2,691
Provision for (recovery of) income taxes

– Statement of Other Comprehensive Income
Current income taxes 628 767
Deferred income taxes 323 183
Total provision for (recovery of) income taxes – Statement of Other

Comprehensive Income
951 950
Income taxes – other items including

business combinations and other adjustments
Current income taxes (134) (38)
Deferred income taxes (7) (12)
(141) (50)
Total provision for (recovery of) income taxes 4,220 3,591
Current income taxes
Federal 2,078 1,712
Provincial 1,454 1,221
Foreign 1,136 1,548
4,668 4,481
Deferred income taxes

Federal (162) 92
Provincial (132) 54
Foreign (154) (1,036)
(448) (890)
Total provision for (recovery of) income taxes $ 4,220 $ 3,591

Summary of Reconciliation to Statutory Income Tax Rate
The Bank’s statutory and effective tax rate is outlined

in the following table.
Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except

as noted)
2025 2024
Income taxes at Canadian statutory income

tax rate
$ 6,572 27.8% $ 3,009 27.8%
Increase (decrease) resulting from:
Dividends received (13) (0.1) (28) (0.3)
Rate differentials on international operations 1 (3,037) (12.8) (270) (2.5)
Other – net (112) (0.5) (20) (0.2)
Provision for income taxes and effective

income tax rate
$ 3,410 14.4% $ 2,691 24.8%
1

The 2025 amount includes the Pillar Two Global Minimum Tax

impact to provision for income taxes as discussed in the International Tax

Reform – Pillar Two Global Minimum Tax

section
below.

Summary of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities comprise of

the following:
Deferred Tax Assets and Liabilities
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
Deferred tax assets
Allowance for credit losses $ 1,760 $ 1,592
Trading loans 26 31
Employee benefits 1,089 1,036
Losses available for carry forward 44 45
Tax credits 81 89
Land, buildings, equipment, other depreciable

assets, and right-of-use assets
437 366
Securities 478 589
Deferred income 359 353
Intangibles 202 92
Other 923 727
Total deferred tax assets 5,399 4,920
Deferred tax liabilities
Pensions 91 81
Goodwill 223 202
Total deferred tax liabilities 314 283
Net deferred tax assets 5,085 4,637
Reflected on the Consolidated Balance Sheet

as follows:
Deferred tax assets 5,388 4,937
Deferred tax liabilities 1 303 300
Net deferred tax assets $ 5,085 $ 4,637
1

Included in Other liabilities on the Consolidated Balance Sheet.

Summary of Deferred Income Tax Expense (Recovery)
The movement in the net deferred tax asset

for the years ended October 31, 2025 and

October 31, 2024, was as follows:
Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars) For the years ended October 31
2025 2024
Consolidated Other Business

Consolidated Other Business

statement of comprehensive combinations

statement of comprehensive combinations

income income and other Total income income and other Total
Deferred income tax expense

(recovery)
Allowance for credit losses $ (168) $ – $ – $ (168) $ (126) $ – $ – $ (126)
Trading loans

5 – – 5 (1) – – (1)
Employee benefits (55) 2 – (53) (154) (15) – (169)
Losses available for carry

forward 1 – – 1 82 – – 82
Tax credits 8 – – 8 (43) – – (43)
Land, buildings, equipment, other depreciable
assets, and right-of-use assets (71) – – (71) 105 – – 105
Securities

(219) 330 – 111

(494) 219 – (275)
Deferred (income) expenses (6) – – (6) (591) – – (591)
Intangibles (110) – – (110) (102) – – (102)
Other deferred tax assets (189) – (7) (196) 291 – (12) 279
Pensions 19 (9) – 10 (56) (21) – (77)
Goodwill 21 – – 21 28 – – 28
Total deferred income tax

expense (recovery)
$ (764) $ 323 $ (7) $ (448) $ (1,061) $ 183 $ (12) $ (890)